Cover	May 31, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 31, 2024
Entity Registrant Name	PubMatic, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39748
Entity Tax Identification Number	20-5863224
Entity Address, Address Line One	601 Marshall St
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PUBM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001422930
Amendment Flag	false
Current Fiscal Year End Date	--12-31